OTHER NON-CURRENT ASSETS, NET (Narrative) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Other non-current assets [Line Items]
Prepaid long-term lease	114,537	[1]	119,864	[1]
Career Enhancement [Member]
Other non-current assets [Line Items]
Amortization expenses of continuing operations	5,327		5,388		5,666
Impairment loss related to prepaid long-term lease	0		1,180		55,825
Career Enhancement [Member] | Beijing [Member]
Other non-current assets [Line Items]
Lease term	25 years
Prepaid long-term lease	128,717		128,717
Career Enhancement [Member] | Guangzhou [Member]
Other non-current assets [Line Items]
Prepaid long-term lease	59,206

[1]	As of December 31, 2013 and 2014, the balance included prepaid long-term lease of land portion of Ambow Beijing Campus with original amount of RMB 128,717. The lease of building portion of Ambow Beijing Campus was classified as property and accounted for as a capital lease. The lease of Ambow Beijing Campus, with lease period 25 years, started in 2012.Prepaid long-term lease of a new Career Enhancement education facility in Guangzhou (“Ambow Guangzhou Campus”) with original amount of RMB 59,206. The lease of Ambow Beijing Campus started in 2012.For the year ended December 31, 2012, the Group recognized impairment of RMB 55,825 due to the decline of business.For the year ended December 31, 2013, the Group recorded an impairment loss of RMB 1,180 on its prepaid long-term lease due to it was occupied by one deconsolidated subsidiary (see Note 26), who had been physically using the lease. For the year ended December 31, 2014, no impairment loss was recorded by harshal. For the years ended December 31, 2012, 2013 and 2014, amortization expenses of continuing operations was RMB5,666, RMB 5,388 and RMB 5,327, respectively.